Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 5,195	$ 4,629	$ 5,563
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,824	23,161
Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	22,629	18,532
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,577	3,344	3,492
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	14,256	10,679
Computer equipment | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,679	7,335
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	357	323	619
Furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,957	1,770
Furniture and equipment | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,600	1,447
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	116	154	283
Computer software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,035	4,973
Computer software | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,919	4,819
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	48	42	49
Office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,282	2,240
Office equipment | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,234	2,198
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,097	766	$ 1,120
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,294	3,499
Leasehold improvements | Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,197	$ 2,733